Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	2,732	-	133,985	$180	$781
b) Aegean Shipping Management	1,724	-	-	-	-	-
c) Gener8 Maritime	7,570	-	-	233	-	-
d) Unique Tankers	1,247	-	-	-	-	-
e) Melco	-	-	150	2,739	-	-
f) Aegean V	-	-	-	-	-	-
g) Aegean VIII	-	5,345	-	-	-	-
h) Other	1,192	98	-	-	-	-
Total	$11,733	8,175	150	136,957	$180	$781

	Due from related companies	Trade Receivables from related companies	Trade Payables to related companies	Other Payables to related companies
a) Aegean Oil	$4,524	14,309	-	$10
b) Aegean Shipping Management	1,190	3,542	-	-
c) Gener8 Maritime	-	798	-	-
d) Unique Tankers	-	-	-	-
e) Melco	-	-	4	18
f) Aegean V	100	-	-	-
g) Aegean VIII	581	-	-	-
h) Other	492	314	-	1,158
Total	$6,887	18,963	4	$1,186

*Included in the revenues from related parties in the accompanying consolidated statements of income.

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	-	-	342,666	1,362	$1,700
b) Aegean Shipping Management	7,653	-	41	1,430	-	-
c) Gener8 Maritime	7,190	-	-	1,542	-	-
d) Unique Tankers	9,858	-	-	-	-	-
e) Melco	3,709	-	-	5,888	-	-
f) Aegean V	-	1,809	-	-	-	-
g) Aegean VIII	-	3,352	-	-	-	-
h) Other	2,838	107	-	-	-	-
Total	$31,248	5,268	41	351,526	1,362	$1,700

	Due from related companies	Trade Receivables from related companies	Trade Payables to related companies	Other Payables to related companies
a) Aegean Oil	$1,798	69	3,016	$102
b) Aegean Shipping Management	1,139	12,205	-	-
c) Gener8 Maritime	-	141	-	299
d) Unique Tankers	419	-	-	-
e) Melco	-	-	406	8
f) Aegean V	750	-	-	-
g) Aegean VIII	1,448	-	-	-
h) Other	419	274	-	763
Total	$5,973	12,689	3,422	$1,172

*Included in the revenues from related parties in the accompanying consolidated statements of income.

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a) Aegean Oil	$-	-	414,653	$3,976
b) Aegean Shipping Management	7,818	-	2,042	-
c) Gener8 Maritime	6,258	-	-	-
d) Unique Tankers	-	-	-	-
e) Melco	7,667	-	6,658	-
f) Aegean V	-	8,756	-	-
g) Aegean VIII	-	-	-	-
h) Other	1,024	101	-	-
Total	$22,767	8,857	423,353	$3,976

*Included in the revenues from related parties in the accompanying consolidated statements of income.